Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related party transactions	Related party transactions
Transactions with key management personnel
The Company transacts with key management personnel, who have authority and responsibility to plan, direct and control the activities of the Company and receive compensation for services rendered in that capacity. Key management personnel include members of the Board of Directors and members of the senior leadership team.
During the years ended December 31, 2023 and 2022, remuneration to key management personnel was as follows:
Compensation of key management personnel

	2023	2022
Director fees earned and other compensation	$539	$740
Salaries and benefits, including severance	7,832	12,568
Share-based compensation	3,574	273
Total compensation	$11,945	$13,581